Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Inventories
Finished goods	€ 1,255,015	€ 1,088,311
Health care supplies	442,822	473,164
Raw materials and purchased components	235,768	232,422
Work in process	119,337	101,413
Inventories	€ 2,052,942	€ 1,895,310